Notes Payable to Related Parties	12 Months Ended
Dec. 31, 2015
Notes Payable to Related Parties [Abstract]
Notes Payable to Related Parties
5.	Notes Payable to Related Parties

Notes payable to related parties consisted of the following:

December 31	2015	2014
Note payable, due October 2014, with interest at 8%, payable at maturity	$17,000	$10,000
Note payable, due April 2014, with interest at 8%, payable at maturity	47,043	42,256
Note payable, due December 2016, with interest at 12%, payable at maturity	7,500	-
Note payable, due December 2016, with interest at 12%, payable at maturity	14,056	-
Total	85,599	52,256
Less current maturities	-	(52,256)
Notes Payable, Related Parties	$85,599	$-

All of the outstanding notes are subordinated to the SBA loan.

Subsequent to December 31, 2015, two of the notes were amended to allow for an extension at the discretion of the Company through October 2017. The remaining two notes were extended to December 2020.

Future maturities of notes payable, related parties are as follows:

Year Ending December 31	Amount
2016	$-
2017	21,556
2018	-
2019	-
2020	64,043
Total	$85,599